UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7478

Name of Fund: MuniVest Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniVest Fund
        II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
        P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                                          MuniVest Fund II, Inc.

Schedule of Investments as of July 31, 2004                       (in Thousands)

                       S&P       Moody's    Face
State                  Ratings   Ratings   Amount                               Municipal Bonds                             Value
===================================================================================================================================
Alabama - 1.9%         NR*       A2       $ 5,500   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B,   $   5,633
                                                    5.75% due 6/01/2032
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.1%         BBB-      Ba1        1,200   Maricopa County, Arizona, Pollution Control Corporation, PCR,             1,237
                                                    Refunding (El Paso Electric Company Project), Series A, 6.25%
                                                    due 5/01/2037
                       ------------------------------------------------------------------------------------------------------------
                       AAA       Aaa        2,315   Maricopa County, Arizona, Tempe Elementary Unified School District        2,823
                                                    Number 3, GO, Refunding, 7.50% due 7/01/2010(c)
                       ------------------------------------------------------------------------------------------------------------
                       NR*       Baa3       2,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter       2,027
                                                    Schools Project), Series C, 6.75% due 7/01/2031
-----------------------------------------------------------------------------------------------------------------------------------
California - 11.0%     BBB-      Baa1       1,360   California State Public Works Board, Lease Revenue Bonds                  1,327
                                                    (Department of Mental Health - Coalinga State Hospital), Series A,
                                                    5.125% due 6/01/2029
                       ------------------------------------------------------------------------------------------------------------
                                                    California State, Various Purpose, GO:
                       BBB       Aaa        3,300       5.50% due 4/01/2028                                                   3,434
                       BBB       Aaa        6,645       5.50% due 4/01/2030                                                   6,897
                       BBB       A3         5,000       5.50% due 11/01/2033                                                  5,176
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniVest Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
RITR      Residual Interest Trust Receipts
S/F       Single-Family

                                                          MuniVest Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                       S&P       Moody's   Face
State                  Ratings   Ratings  Amount                                Municipal Bonds                             Value
===================================================================================================================================
California                                          Golden State Tobacco Securitization Corporation of California,
(concluded)                                         Tobacco Settlement Revenue Bonds:
                       NR*       Baa3     $ 1,000       Series A-2, 7.90% due 6/01/2042                                   $   1,021
                       BBB       Baa3       4,310       Series A-3, 7.875% due 6/01/2042                                      4,396
                       BBB-      Baa1       3,750       Series B, 5.375% due 6/01/2028                                        3,717
                       BBB-      Baa1       6,200       Series B, 5.50% due 6/01/2033                                         6,225
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.2%        NR*       Aa2          425   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior            428
                                                    Series A-2, 7.50% due 4/01/2031
                       ------------------------------------------------------------------------------------------------------------
                                                    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
                                                    Improvement Fee):
                       NR*       NR*        3,025       Series A, 7.35% due 9/01/2031                                         3,141
                       NR*       NR*        1,000       Series B, 7% due 9/01/2031                                            1,019
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        1,325   North Range, Colorado, Metropolitan District Number 1, GO, 7.25%          1,322
                                                    due 12/15/2031
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        3,300   Plaza Metropolitan District No. 1, Colorado, Tax Allocation Revenue       3,386
                                                    Bonds (Public Improvement Fees), 8% due 12/01/2025
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.2%     BBB-      Baa3       1,165   Connecticut State Development Authority, Airport Facility Revenue         1,328
                                                    Bonds (LearJet Inc. Project), AMT, 7.95% due 4/01/2026
                       ------------------------------------------------------------------------------------------------------------
                       BBB-      NR*        2,000   Mohegan Tribe Indians, Connecticut, Gaming Authority, Public              2,085
                                                    Improvement Revenue Refunding Bonds (Priority Distribution),
                                                    6.25% due 1/01/2031
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 6.8%         BBB       Baa2       6,705   Escambia County, Florida, PCR (Champion International Corporation         6,858
                                                    Project), AMT, 6.90% due 8/01/2022
                       ------------------------------------------------------------------------------------------------------------
                                                    Fiddlers Creek, Florida, Community Development District Number 2,
                                                    Special Assessment Revenue Bonds:
                       NR*       NR*        2,350       Series A, 6.375% due 5/01/2035                                        2,395
                       NR*       NR*        1,250       Series B, 5.75% due 5/01/2013                                         1,257
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        4,000   Midtown Miami, Florida, Community Development District, Special           4,052
                                                    Assessment Revenue Bonds, Series A, 6.25% due 5/01/2037
                       ------------------------------------------------------------------------------------------------------------
                                                    Orlando, Florida, Urban Community Development District, Capital
                                                    Improvement Special Assessment Bonds:
                       NR*       NR*        1,135       6.25% due 5/01/2034                                                   1,141
                       NR*       NR*        1,000       Series A, 6.95% due 5/01/2033                                         1,053
                       ------------------------------------------------------------------------------------------------------------

                                                          MuniVest Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                       S&P       Moody's   Face
State                  Ratings   Ratings  Amount                                Municipal Bonds                             Value
===================================================================================================================================
Florida (concluded)    NR*       NR*      $   125   Panther Trace, Florida, Community Development District, Special       $     125
                                                    Assessment Revenue Bonds, Series B, 6.50% due 5/01/2009
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*          970   Park Place Community Development District, Florida, Special               1,014
                                                    Assessment Revenue Bonds, 6.75% due 5/01/2032
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*          975   Preserve at Wilderness Lake, Florida, Community Development               1,026
                                                    District, Capital Improvement Bonds, Series A, 7.10% due 5/01/2033
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        1,135   Vista Lakes Community, Florida, Development District, Capital             1,137
                                                    Improvement Revenue Bonds, Series B, 5.80% due 5/01/2008
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.9%         NR*       NR*        1,655   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),        1,666
                                                    7.25% due 12/01/2005
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        2,000   Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station          2,081
                                                    Project), 7.90% due 12/01/2024
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        2,000   Fulton County, Georgia, Residential Care Facilities Revenue               1,973
                                                    Refunding Bonds (Canterbury Court Project), Series A, 6.125%
                                                    due 2/15/2026
                       ------------------------------------------------------------------------------------------------------------
                                                    Georgia Municipal Electric Authority, Power Revenue Refunding
                                                    Bonds:
                       A+        A2         5,620       Series W, 6.60% due 1/01/2018                                         6,622
                       A         A2           380       Series W, 6.60% due 1/01/2018(b)                                        455
                       A         A2         1,250       Series X, 6.50% due 1/01/2020                                         1,490
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.2%           NR*       Aaa          595   Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT,            604
                                                    Series E-2, 6.90% due 1/01/2027
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 15.4%       AAA       NR*        3,000   Chicago, Illinois, O'Hare International Airport Revenue Refunding         3,506
                                                    Bonds, DRIVERS, AMT, Series 253, 10.096% due 1/01/2020(h)(j)
                       ------------------------------------------------------------------------------------------------------------
                       CCC       Caa2       4,000   Chicago, Illinois, O'Hare International Airport, Special Facility         3,080
                                                    Revenue Refunding Bonds (American Airlines Inc. Project), 8.20%
                                                    due 12/01/2024
                       ------------------------------------------------------------------------------------------------------------
                       AAA       Aaa          580   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7%            582
                                                    due 3/01/2032(e)(f)
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*          800   Chicago, Illinois, Special Assessment Bonds (Lake Shore East),              820
                                                    6.75% due 12/01/2032
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        1,000   Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment          1,046
                                                    Project), Series A, 6.57% due 2/15/2013
                       ------------------------------------------------------------------------------------------------------------
                       BBB       Baa1       2,800   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro        2,800
                                                    Biosolids Management LLC Project), AMT, 6% due 11/01/2023
                       ------------------------------------------------------------------------------------------------------------
                       BBB       NR*        1,000   Illinois Development Finance Authority Revenue Bonds (Community           1,038
                                                    Rehabilitation Providers Facility), Series A, 6.50% due 7/01/2022
                       ------------------------------------------------------------------------------------------------------------

                                                          MuniVest Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                       S&P       Moody's   Face
State                  Ratings   Ratings  Amount                                Municipal Bonds                             Value
===================================================================================================================================
Illinois (concluded)   BBB       NR*      $ 2,500   Illinois Development Finance Authority, Revenue Refunding Bonds       $   2,568
                                                    (Community Rehabilitation Providers), Series A, 6% due 7/01/2015
                       ------------------------------------------------------------------------------------------------------------
                       A+        A1         6,130   Illinois HDA Revenue Refunding Bonds (M/F Program), Series 5,             6,266
                                                    6.75% due 9/01/2023
                       ------------------------------------------------------------------------------------------------------------
                       AAA       Aaa        2,600   Kane and De Kalb Counties, Illinois, Community Unit School District       3,197
                                                    Number 302, GO, DRIVERS, Series 283, 10.127% due 2/01/2018(c)(j)
                       ------------------------------------------------------------------------------------------------------------
                       NR*       Aaa        2,000   Mc Lean and Woodford Counties, Illinois, Community Unit, School           2,335
                                                    District Number 005, GO, Refunding, 6.375% due 12/01/2016(g)
                       ------------------------------------------------------------------------------------------------------------
                       AAA       NR*        3,200   Metropolitan Pier and Exposition Authority, Illinois, Dedicated           3,815
                                                    State Tax Revenue Refunding Bonds, DRIVERS, Series 269, 10.127%
                                                    due 6/15/2023(h)(j)
                       ------------------------------------------------------------------------------------------------------------
                                                    Regional Transportation Authority, Illinois, Revenue Bonds:
                       AAA       Aaa        1,500       Series A, 7.20% due 11/01/2020(a)                                     1,924
                       AAA       Aaa        7,000       Series A, 6.70% due 11/01/2021(c)                                     8,680
                       AAA       Aaa        2,500       Series C, 7.75% due 6/01/2020(c)                                      3,420
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 10.9%                                     Indiana Bond Bank Revenue Bonds (State Revolving Fund Program),
                                                    Series A(i):
                       AAA       NR*        5,750       6.75% due 2/01/2005(b)                                                6,018
                       AAA       NR*        2,750       6.875% due 2/01/2005                                                  2,880
                       ------------------------------------------------------------------------------------------------------------
                       NR*       Aaa        5,545   Indiana State, HFA, S/F Mortgage Revenue Refunding Bonds, Series A,       5,553
                                                    6.80% due 1/01/2017(d)
                       ------------------------------------------------------------------------------------------------------------
                                                    Indiana Transportation Finance Authority, Highway Revenue Bonds,
                                                    Series A:
                       AA-       Aa2        2,000       7.25% due 6/01/2015                                                   2,464
                       AA-       Aa2        3,775       6.80% due 12/01/2016                                                  4,600
                       ------------------------------------------------------------------------------------------------------------
                       AA        NR*        8,750   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue        10,443
                                                    Refunding Bonds, Series D, 6.75% due 2/01/2014
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 7.4%       B         NR*        1,950   Hodge, Louisiana, Utility Revenue Refunding Bonds (Stone Container        1,990
                                                    Corporation), AMT, 7.45% due 3/01/2024
                       ------------------------------------------------------------------------------------------------------------
                       AAA       Aaa        5,000   Louisiana Local Government, Environmental Facilities, Community           5,737
                                                    Development Authority Revenue Bonds (Capital Projects and Equipment
                                                    Acquisition), Series A, 6.30% due 7/01/2030(a)
                       ------------------------------------------------------------------------------------------------------------
                       BB-       NR*       10,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain           10,095
                                                    Company Project), 6.50% due 1/01/2017
                       ------------------------------------------------------------------------------------------------------------
                       BBB       Baa2       3,600   Sabine River Authority, Louisiana, Water Facilities Revenue               3,760
                                                    Refunding Bonds (International Paper Company), 6.20% due 2/01/2025
                       ------------------------------------------------------------------------------------------------------------

                                                          MuniVest Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                       S&P       Moody's   Face
State                  Ratings   Ratings  Amount                                Municipal Bonds                             Value
===================================================================================================================================
Maryland - 1.6%        A-        NR*      $ 2,000   Maryland State Energy Financing Administration, Solid Waste           $   2,098
                                                    Disposal Revenue Bonds, Limited Obligation (Wheelabrator Water
                                                    Projects), AMT, 6.45% due 12/01/2016
                       ------------------------------------------------------------------------------------------------------------
                       AAA       Aaa        1,000   Maryland State Health and Higher Educational Facilities Authority         1,274
                                                    Revenue Bonds (University of Maryland Medical System), Series B,
                                                    7% due 7/01/2022(c)
                       ------------------------------------------------------------------------------------------------------------
                       NR*       Baa3       1,245   Montgomery County, Maryland, Special Obligation, Special Tax Bond         1,266
                                                    (West Germantown Development District), Series B, 6.70%
                                                    due 7/01/2027
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.9%   AA-       Aa2        1,000   Massachusetts State College Building Authority Project, Revenue           1,231
                                                    Refunding Bonds, Senior-Series A, 7.50% due 5/01/2011
                       ------------------------------------------------------------------------------------------------------------
                       BB+       NR*        1,250   Massachusetts State Development Finance Agency, Revenue Refunding         1,057
                                                    Bonds (Eastern Nazarene College), 5.625% due 4/01/2029
                       ------------------------------------------------------------------------------------------------------------
                       BBB-      NR*        1,500   Massachusetts State Health and Educational Facilities Authority           1,532
                                                    Revenue Bonds (Jordan Hospital), Series E, 6.75% due 10/01/2033
                       ------------------------------------------------------------------------------------------------------------
                       AA        Aa3        6,000   Massachusetts State Water Resource Authority Revenue Bonds, Series        7,173
                                                    A, 6.50% due 7/15/2019
                       ------------------------------------------------------------------------------------------------------------
                       AAA       Aaa        3,000   Massachusetts State Water Resource Authority, Revenue Refunding           3,413
                                                    Bonds, Series A, 6% due 8/01/2016(c)
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.7%        BBB       Baa2       1,500   Delta County, Michigan, Economic Development Corporation,                 1,557
                                                    Environmental Improvement Revenue Refunding Bonds (Mead
                                                    Westvaco-Escanaba), Series A, 6.25% due 4/15/2027
                       ------------------------------------------------------------------------------------------------------------
                       A         NR*        3,100   Flint, Michigan, Hospital Building Authority, Revenue Refunding           3,262
                                                    Bonds (Hurley Medical Center), Series A, 6% due 7/01/2020(m)
                       ------------------------------------------------------------------------------------------------------------
                       BBB-      NR*        3,320   Macomb County, Michigan, Hospital Finance Authority, Hospital             3,028
                                                    Revenue Bonds (Mount Clemens General Hospital), Series B, 5.875%
                                                    due 11/15/2034
                       ------------------------------------------------------------------------------------------------------------
                                                    Michigan State Hospital Finance Authority, Revenue Refunding Bonds,
                                                    Series A:
                       AAA       Aa2        3,425       (Ascension Health Credit), 6.125% due 11/15/2009(i)                   3,950
                       B         Ba3        2,340       (Detroit Medical Center Obligation Group), 6.50% due 8/15/2018        2,024
                       ------------------------------------------------------------------------------------------------------------
                       BB+       NR*        3,000   Pontiac, Michigan, Tax Increment Fianance Authority, Revenue              2,971
                                                    Refunding Bonds (Development Area Number 3), 6.375% due 6/01/2031
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 3.7%                                  Mississippi Business Finance Corporation, Mississippi, PCR,
                                                    Refunding (System Energy Resources Inc. Project):
                       BBB-      Ba1        7,200       5.875% due 4/01/2022                                                  7,220
                       BBB-      Ba1        3,465       5.90% due 5/01/2022                                                   3,493
                       ------------------------------------------------------------------------------------------------------------

                                                          MuniVest Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                       S&P       Moody's   Face
State                  Ratings   Ratings  Amount                                Municipal Bonds                             Value
===================================================================================================================================
Missouri - 0.1%        AAA       NR*      $   435   Missouri State Housing Development Commission, S/F Mortgage Revenue   $     441
                                                    Bonds (Homeowner Loan), AMT, Series A, 7.50% due 3/01/2031(f)
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 1.0%                                     Nebraska Investment Finance Authority, S/F Housing Revenue Bonds,
                                                    AMT(f):
                       AAA       NR*        1,255       Series C, 6.30% due 9/01/2028(e)                                      1,279
                       AAA       NR*        1,700       Series D, 6.45% due 3/01/2028                                         1,756
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 2.3%          AAA       Aaa        3,300   Clark County, Nevada, IDR (Power Company Project), AMT, Series A,         3,351
                                                    6.70% due 6/01/2022(c)
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*          620   Clark County, Nevada, Improvement District No. 142 Special                  635
                                                    Assessment, 6.375% due 8/01/2023
                       ------------------------------------------------------------------------------------------------------------
                       AAA       Aaa          215   Nevada Housing Division Revenue Bonds (S/F Program), AMT, Senior            220
                                                    Series E, 7% due 10/01/2019(d)
                       ------------------------------------------------------------------------------------------------------------
                       AAA       Aaa        2,500   Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific       2,534
                                                    Power Company), AMT, 6.65% due 12/01/2017(a)
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 4.4%                                   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest
                                                    Village Inc. Facility), Series A:
                       NR*       NR*        1,335       7.25% due 11/15/2021                                                  1,365
                       NR*       NR*        1,100       7.25% due 11/15/2031                                                  1,114
                       ------------------------------------------------------------------------------------------------------------
                       B         Caa2       3,000   New Jersey EDA, Special Facility Revenue Bonds (Continental               2,242
                                                    Airlines Inc. Project), AMT, 6.25% due 9/15/2029
                       ------------------------------------------------------------------------------------------------------------
                       B+        NR*        1,680   New Jersey Health Care Facilities Financing Authority Revenue Bonds       1,499
                                                    (Pascack Valley Hospital Association), 6.625% due 7/01/2036
                       ------------------------------------------------------------------------------------------------------------
                       AAA       Aaa        1,365   New Jersey State Housing and Mortgage Finance Agency, Home Buyer          1,396
                                                    Revenue Bonds, AMT, Series M, 6.95% due 10/01/2022(h)
                       ------------------------------------------------------------------------------------------------------------
                       BBB       Baa3       5,830   Tobacco Settlement Financing Corporation of New Jersey Revenue            5,392
                                                    Bonds, 7% due 6/01/2041
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.1%      B+        Ba3        3,160   Farmington, New Mexico, PCR, Refunding (Tucson Electric Power             3,266
                                                    Co.-San Juan Project), Series A, 6.95% due 10/01/2020
-----------------------------------------------------------------------------------------------------------------------------------
New York - 9.5%                                     New York City, New York, City IDA, Civic Facility Revenue Bonds:
                       NR*       NR*          690       Series C, 6.80% due 6/01/2028                                           708
                       NR*       NR*          890       (Special Needs Facility Pooled Program), Series C-1,                    916
                                                        6.50% due 7/01/2017
                       ------------------------------------------------------------------------------------------------------------
                       BB-       Ba2        1,920   New York City, New York, City IDA, Special Facility Revenue Bonds         1,896
                                                    (British Airways PLC Project), AMT, 7.625% due 12/01/2032
                       ------------------------------------------------------------------------------------------------------------
                       NR*       Aa2        3,375   New York City, New York, City Transitional Finance Authority              4,394
                                                    Revenue Bonds, RIB, Series 283, 11.09% due 11/15/2018(j)
                       ------------------------------------------------------------------------------------------------------------

                                                          MuniVest Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                       S&P       Moody's   Face
State                  Ratings   Ratings  Amount                                Municipal Bonds                             Value
===================================================================================================================================
New York               AAA       A2       $ 3,255   New York City, New York, GO, Refunding, Series A, 6.375%              $   3,757
(concluded)                                         due 5/15/2015(c)
                       ------------------------------------------------------------------------------------------------------------
                       A         A2         3,500   New York City, New York, GO, Series F, 5.25% due 1/15/2033                3,526
                       ------------------------------------------------------------------------------------------------------------
                       AAA       NR*        7,000   New York State Dormitory Authority, Revenue Refunding Bonds, RIB,         8,903
                                                    Series 305, 10.61% due 5/15/2015(h)(j)
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        1,000   Westchester County, New York, IDA, Civic Facility Revenue Bonds           1,007
                                                    (Special Needs Facilities Pooled Program), Series E-1, 6.50%
                                                    due 7/01/2017
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        2,690   Westchester County, New York, IDA, Continuing Care Retirement,            2,651
                                                    Mortgage Revenue Bonds (Kendal on Hudson Project), Series A,
                                                    6.50% due 1/01/2034
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina -       NR*       Baa1       1,400   Haywood County, North Carolina, Industrial Facilities and                 1,443
1.0%                                                Pollution Control Financing Authority Revenue Bonds (Champion
                                                    International Corporation Project), AMT, 6.25% due 9/01/2025
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        1,500   North Carolina Medical Care Commission, Retirement Facilities,            1,497
                                                    First Mortgage Revenue Bonds (Givens Estates Project), Series A,
                                                    6.375% due 7/01/2023
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.6%    NR*       Aaa        2,000   Delaware River Port Authority of Pennsylvania and New Jersey              2,477
                                                    Revenue Bonds, RIB, Series 396, 10.613% due 1/01/2019(g)(j)
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        2,000   Pennsylvania Economic Development Financing Authority, Exempt             1,966
                                                    Facilities Revenue Bonds (National Gypsum Company), AMT, Series B,
                                                    6.125% due 11/01/2027
                       ------------------------------------------------------------------------------------------------------------
                       A         NR*        1,250   Pennsylvania State Higher Educational Facilities Authority Revenue        1,303
                                                    Bonds (University of Pennsylvania Medical Center Health System),
                                                    Series A, 6% due 1/15/2031
                       ------------------------------------------------------------------------------------------------------------
                       NR*       NR*        1,265   Philadelphia, Pennsylvania, Authority for IDR, Commercial                 1,295
                                                    Development, 7.75% due 12/01/2017
                       ------------------------------------------------------------------------------------------------------------
                                                    Sayre, Pennsylvania, Health Care Facilities Authority Revenue
                                                    Bonds (Guthrie Health Issue), Series B:
                       A-        NR*        2,425       5.85% due 12/01/2020                                                  2,535
                       A-        NR*        3,350       7.125% due 12/01/2031                                                 3,819
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.4%    BBB       Baa2       1,140   Rhode Island State Health and Educational Building Corporation,           1,182
                                                    Hospital Financing Revenue Bonds (Lifespan Obligation Group),
                                                    6.50% due 8/15/2032
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina -       A         A2         1,200   Lexington County, South Carolina, Health Services District Inc.,          1,206
1.0%                                                Hospital Revenue Bonds (Lexington Medical Center), 5.50%
                                                    due 5/01/2032
                       ------------------------------------------------------------------------------------------------------------
                       BBB+      Baa2       1,230   Medical University, South Carolina, Hospital Authority, Hospital          1,276
                                                    Facility Revenue Refunding Bonds, 6.50% due 8/15/2032
                       ------------------------------------------------------------------------------------------------------------
                       NR*       Aa2          410   South Carolina Housing Finance and Development Authority, Mortgage          421
                                                    Revenue Bonds, AMT, Series A, 6.70% due 7/01/2027
                       ------------------------------------------------------------------------------------------------------------

                                                          MuniVest Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                       S&P       Moody's   Face
State                  Ratings   Ratings  Amount                                Municipal Bonds                             Value
===================================================================================================================================
Tennessee - 3.2%       BB        Ba2      $ 4,000   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling   $   4,012
                                                     Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022
                       ------------------------------------------------------------------------------------------------------------
                       A-        A3         5,000   Shelby County, Tennessee, Health, Educational and Housing Facility        5,418
                                                    Board, Hospital Revenue Refunding Bonds (Methodist Healthcare),
                                                    6.50% due 9/01/2026
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 16.7%                                       Austin, Texas, Convention Center Revenue Bonds (Convention
                                                    Enterprises Inc.), First Tier, Series A:
                       BBB-      Baa3       1,600       6.70% due 1/01/2028                                                   1,664
                       BBB-      Baa3       4,510       6.70% due 1/01/2032                                                   4,687
                       ------------------------------------------------------------------------------------------------------------
                                                    Brazos River Authority, Texas, PCR, Refunding, AMT:
                       BBB       Baa2       1,500       (Texas Utility Company), Series A, 7.70% due 4/01/2033                1,735
                       BBB       Baa2       7,080       (Utilities Electric Company), Series B, 5.05% due 6/01/2030           7,266
                       ------------------------------------------------------------------------------------------------------------
                       BBB-      NR*        1,810   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant           1,971
                                                    Energy Inc. Project), Series B, 7.75% due 12/01/2018
                       ------------------------------------------------------------------------------------------------------------
                       A         A3         5,800   Brazos River, Texas, Harbor Navigation District, Brazoria County          6,187
                                                    Environmental Revenue Refunding Bonds (Dow Chemical Company
                                                    Project), AMT, Series A-7, 6.625% due 5/15/2033
                       ------------------------------------------------------------------------------------------------------------
                       AA-       Aa3        2,500   Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste           2,664
                                                    Disposal Facility Revenue Bonds (E. I. du Pont de Nemours and
                                                    Company Project), AMT, 6.40% due 4/01/2026
                       ------------------------------------------------------------------------------------------------------------
                       AA        Aa3        5,000   Harris County, Texas, Health Facilities Development Corporation,          6,092
                                                    Revenue Refunding Bonds, RITR, Series 6, 9.755%
                                                    due 7/01/2027(b)(j)
                       ------------------------------------------------------------------------------------------------------------
                       BBB       NR*        1,150   Lufkin, Texas, Health Facilities Development Corporation, Health          1,082
                                                    System Revenue Bonds (Memorial Health System of East Texas),
                                                    5.70% due 2/15/2028
                       ------------------------------------------------------------------------------------------------------------
                       BBB-      Ba2        3,440   Matagorda County, Texas, Navigation District Number 1, Revenue            3,787
                                                    Refunding Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029
                       ------------------------------------------------------------------------------------------------------------
                       BB        Ba3        3,060   Port Corpus Christi, Texas, Individual Development Corporation,           3,227
                                                    Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                                    Project), AMT, 8.25% due 11/01/2031
                       ------------------------------------------------------------------------------------------------------------
                                                    Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese
                                                    Project):
                       B-        Ba3        2,500       AMT, Series B, 6.70% due 11/01/2030                                   2,438
                       B-        Ba3        1,600       Series A, 6.45% due 11/01/2030                                        1,520
                       ------------------------------------------------------------------------------------------------------------
                       NR*       Aa1        3,750   San Antonio, Texas, Electric and Gas Revenue Bonds, RIB, Series           4,705
                                                    469X, 10.14% due 2/01/2014(j)
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.6%        BBB+      A3         1,000   Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia              1,078
                                                    Electric and Power Company), Series B, 5.875% due 6/01/2017
                       ------------------------------------------------------------------------------------------------------------

                                                          MuniVest Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                       S&P       Moody's   Face
State                  Ratings   Ratings  Amount                                Municipal Bonds                             Value
===================================================================================================================================
Virginia               BBB       Baa2     $ 3,115   Isle of Wight County, Virginia, IDA, Solid Waste Disposal             $   3,186
(concluded)                                         Facilities Revenue Bonds (Union Camp Corporation Project), AMT,
                                                    6.55% due 4/01/2024
                       ------------------------------------------------------------------------------------------------------------
                       BB        Ba2        7,415   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,        6,220
                                                    Senior Series A, 5.50% due 8/15/2028
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.2%      AAA       Aaa        2,425   Chelan County, Washington, Public Utility District Number 001,            2,678
                                                    Consolidated Revenue Refunding Bonds (Chelan Hydro), AMT, Series
                                                    D, 6.35% due 7/01/2028(h)
                       ------------------------------------------------------------------------------------------------------------
                                                    Energy Northwest, Washington, Electric Revenue Refunding Bonds,
                                                    DRIVERS(j):
                       AAA       NR*        2,250       Series 248, 10.127% due 7/01/2018(h)                                  2,758
                       AAA       NR*        1,125       Series 255, 10.621% due 7/01/2018(a)                                  1,429
                       ------------------------------------------------------------------------------------------------------------
                       AAA       Aaa        5,000   Washington State, GO, Trust Receipts, Class R, Series 6, 10.50%           6,211
                                                    due 1/01/2014(g)(j)
                       ------------------------------------------------------------------------------------------------------------
                       AA        Baa1       2,200   Washington State Health Care Facilities Authority Revenue Bonds           2,323
                                                    (Kadlec Medical Center), 6% due 12/01/2030(k)
                       ------------------------------------------------------------------------------------------------------------
                                                    Washington State Public Power Supply System, Revenue Refunding
                                                    Bonds, Series B:
                       AA-       Aaa        5,000       (Nuclear Project No. 1), 7.125% due 7/01/2016                         6,288
                       AAA       Aaa        1,900       (Nuclear Project No. 3), 7.125% due 7/01/2016(h)                      2,404
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.9%       BBB+      NR*        2,715   Wisconsin State Health and Educational Facilities Authority Revenue       2,730
                                                    Bonds (Synergyhealth Inc.), 6% due 11/15/2032
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 2.1%                                      Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds
                                                    (FMC Corporation Project), AMT
                       BB+       Ba3        1,000       Series A, 7% due 6/01/2024                                            1,016
                       BB+       Ba3        5,000       Series B, 6.90% due 9/01/2024                                         5,082
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands -       BBB-      Baa3       6,000   Virgin Islands Government Refinery Facilities, Revenue Refunding          6,387
2.2%                                                Bonds (Hovensa Coker Project), AMT, 6.50% due 7/01/2021
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Municipal Bonds (Cost - $394,244) - 143.2%                        419,650
-----------------------------------------------------------------------------------------------------------------------------------

                                            Shares
                                             Held                            Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                            5,192     Merrill Lynch Institutional Tax-Exempt Fund(l)                          5,192
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Short-Term Securities (Cost - $5,192) - 1.8%                      5,192
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Investments (Cost - $399,436**) - 145.0%                                                       424,842

                       Other Assets Less Liabilities - 1.1%                                                                   3,187

                       Preferred Stock, at Redemption Value - (46.1%)                                                      (135,000)
                                                                                                                          ---------
                       Net Assets Applicable to Common Stock - 100.0%                                                     $ 293,029
                                                                                                                          =========

Schedule of Investments as of July 31, 2004 (concluded)   MuniVest Fund II, Inc.

(a)   AMBAC Insured.
(b)   Escrowed to maturity.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FHLMC Collateralized.
(f)   FNMA/GNMA Collateralized.
(g)   FSA Insured.
(h)   MBIA Insured.
(i)   Prerefunded.
(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.
(k)   Radian Insured.
(l) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Affiliate                                    Net Activity  Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund     2,800          $  42
      --------------------------------------------------------------------------

(m)   ACA Insured.
*     Not Rated.
** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 399,436
                                                                      ---------
      Gross unrealized appreciation                                   $  28,041
      Gross unrealized depreciation                                      (2,635)
                                                                      ---------
      Net unrealized appreciation                                     $  25,406
                                                                      ---------

      Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                         Notional    Unrealized
                                                          Amount    Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond
         Market Association Municipal Swap Index Rate and pay a fixed rate equal to 4.229%

      Broker, J.P. Morgan Chase Bank
         Expires August 2014                              $11,000      $  (442)

      Receive a variable rate equal to 7-Day Bond
         Market Association Municipal Swap Index Rate and pay a fixed rate equal to 4.081%

      Broker, J.P. Morgan Chase Bank
         Expires August 2014                              $10,500         (287)

      --------------------------------------------------------------------------
         Total                                                         $  (729)
                                                                       =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniVest Fund II, Inc.


By: /s/ Terry K. Glenn
    ----------------------------------
    Terry K. Glenn,
    President of
    MuniVest Fund II, Inc.

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------------------
    Terry K. Glenn,
    President of
    MuniVest Fund II, Inc.

Date: September 17, 2004


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    MuniVest Fund II, Inc.

Date: September 17, 2004